Document and Entity Information	Apr. 22, 2020
Cover [Abstract]
Entity Registrant Name	Cornerstone OnDemand Inc
Amendment Flag	false
Entity Central Index Key	0001401680
Document Type	8-K
Document Period End Date	Apr. 22, 2020
Entity File Number	001-35098
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	13-4068197
Entity Address, Address Line One	1601 Cloverfield Blvd.
Entity Address, Address Line Two	Suite 620 South
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404
City Area Code	(310)
Local Phone Number	752-0200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	CSOD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false